SCHEDULE OF INTANGIBLE ASSETS, FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year	$ 7,500
Year One	30,000	$ 30,000
Year Two	30,000	30,000
Year Three	30,000	30,000
Year Four	30,000	30,000
After Four Year	137,500
Year Five		30,000
After Five Year		137,500
Total	$ 265,000	$ 287,500